LEASES	12 Months Ended
Dec. 31, 2022
Leases
LEASES

NOTE 5 – LEASES

Operating leases

1) In October 2016, the Company entered into a long-term lease contract for approximately $2.2 million over 7 years commencing May 2017 for a new facility in Modi’in, Israel with the option to extend for an additional two periods of three years each. As of 2022, due to VBL’s strategic process and monetization of the facility, the Company will not utilize the extension options, reducing its right of use assets and right of use liabilities by approximately $3.5 million each. The facility houses the Company’s local manufacturing facility, headquarters, discovery research and clinical development. The lease requires a restricted bank deposit of $0.4 million which is included in current assets on the balance sheet.

2) The Company maintains operating lease agreements for vehicles it uses. The lease periods are generally for three years. As a result of the 2022 organizational streamlining and accordingly the workforce reduction, the Company terminated the majority of its employee vehicle leases, reducing its operating lease assets and liabilities by approximately $0.07 million each.

Finance Lease

In July 2017, the Company entered into a long-term lease contract for approximately $1.1 million over 3 years commencing April 2018 for a laboratory water purification system used in our manufacturing process. As of 2021, the finance lease was fully amortized.

The following table sets forth data regarding the Company’s leases:

	Year ended December 31,
	2022	2021
	(in thousands)
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$-	$168
Interest on lease liabilities	-	1
Operating lease cost	560	595

Other information
Cash paid for amounts included in the measurement of lease liabilities:
Financing cash flows from finance leases	$-	$104
Operating cash flows from operating leases	$575	$586
Financing cash flows from finance leases	$-	$1
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$368

	December 31,
	2022	2021
Weighted-average discount rate - finance leases	-	3.0%
Weighted-average discount rate - operating leases	5.7%	4.0%
Weighted-average remaining lease term – finance lease	-	-
Weighted-average remaining lease term - operating leases	1.25	4.80

Future minimum lease payments under non-cancellable leases as of December 31, 2022 were as follows:

Operating Leases
(Dollars in thousands)
Year ending December 31,
2023	456
2024	131
2025 and thereafter	-
Total future minimum lease payments	587
Less imputed interest	(23)
Total	$564

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)